STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Australia - 4.0%
AGL Energy Ltd.	62,190		449,735
Aristocrat Leisure Ltd.	18,753		485,599
ASX Ltd.	116,724		4,916,743
Brambles Ltd.	92,470		890,003
Macquarie Group Ltd.	7,700		917,572
			7,659,652
Austria - 1.2%
OMV AG	54,719		2,318,542
Bermuda - 1.8%
Hiscox Ltd.	243,977		3,388,308
Denmark - .3%
AP Moller - Maersk A/S, Cl. B	352		619,273
France - 17.5%
AXA SA	43,209		1,276,546
BNP Paribas SA	104,775		6,618,570
Cie Generale des Etablissements Michelin SCA	96,852		2,863,068
Euroapi SA	2,177	[a]	24,954
Klepierre SA	66,177		1,641,819
LVMH Moet Hennessy Louis Vuitton SE	2,414		2,278,154
Orange SA	326,268		3,816,128
Publicis Groupe SA	66,527		5,189,705
Sanofi	63,391		6,795,705
Teleperformance	3,796		637,256
Vinci SA	20,992		2,439,844
			33,581,749
Germany - 12.3%
Allianz SE	7,688		1,788,298
Bayer AG	78,159		4,321,096
Daimler Truck Holding AG	28,251		1,017,165
DHL Group	117,741		5,749,577
Evonik Industries AG	101,061		1,920,971
Heidelberg Materials AG	10,407		854,569
Mercedes-Benz Group AG	69,981		5,632,180
Muenchener Rueckversicherungs-Gesellschaft AG	6,504		2,438,910
			23,722,766
Hong Kong - .9%
Sun Hung Kai Properties Ltd.	137,500		1,734,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Italy - 5.1%
Enel SPA	1,051,395		7,082,501
Eni SPA	184,523		2,660,726
			9,743,227
Japan - 17.4%
Advantest Corp.	7,600		1,018,131
Casio Computer Co. Ltd.	228,300		1,854,034
FUJIFILM Holdings Corp.	17,400		1,033,402
Fujitsu Ltd.	18,400		2,372,256
ITOCHU Corp.	97,200		3,865,478
Mitsubishi Electric Corp.	119,500		1,679,302
Mizuho Financial Group, Inc.	57,000		869,997
Nippon Telegraph & Telephone Corp.	3,270,000		3,874,605
Recruit Holdings Co. Ltd.	55,100		1,758,435
Renesas Electronics Corp.	100,100	[a]	1,894,371
Shionogi & Co. Ltd.	52,400		2,213,907
Sony Group Corp.	33,700		3,022,810
Sumitomo Mitsui Financial Group, Inc.	106,600		4,562,603
Tokyo Electron Ltd.	17,900		2,563,344
Trend Micro, Inc.	20,200		978,241
			33,560,916
Netherlands - 6.4%
ASML Holding NV	6,696		4,847,038
ING Groep NV	256,321		3,461,505
Koninklijke Ahold Delhaize NV	117,255		3,999,547
			12,308,090
Norway - .4%
Yara International ASA	22,821	[b]	805,792
Singapore - 1.4%
Singapore Exchange Ltd.	263,500		1,876,043
United Overseas Bank Ltd.	37,200		771,158
			2,647,201
Spain - .9%
ACS Actividades de Construccion y Servicios SA	49,427		1,737,841
Switzerland - 7.4%
Kuehne + Nagel International AG	7,187		2,124,606
Novartis AG	25,297		2,553,160
Roche Holding AG	23,257		7,107,234
Sonova Holding AG	6,243		1,663,108
STMicroelectronics NV	16,713		831,446
			14,279,554
United Kingdom - 20.9%
Ashtead Group PLC	29,001		2,013,829
BAE Systems PLC	194,878		2,299,352

Description		Shares		Value ($)
Common Stocks - 97.9% (continued)
United Kingdom - 20.9% (continued)
BP PLC		298,378		1,748,151
BT Group PLC		501,007	[b]	779,489
Bunzl PLC		21,384		814,158
Burberry Group PLC		103,065		2,773,843
Diageo PLC		168,766		7,239,380
Ferguson PLC		13,428		2,119,919
GSK PLC		157,843		2,788,248
Haleon PLC		195,199		803,307
Imperial Brands PLC		133,029		2,941,908
Legal & General Group PLC		384,420		1,114,370
Melrose Industries PLC		145,790		938,485
Rio Tinto PLC		35,992		2,286,555
Shell PLC		143,881		4,283,857
SSE PLC		116,164		2,721,398
Tate & Lyle PLC		193,552		1,787,326
Unilever PLC		14,816		772,544
				40,226,119
Total Common Stocks (cost $173,019,918)				188,333,298

Exchange-Traded Funds - .4%
United States - .4%
iShares MSCI EAFE ETF (cost $645,065)		8,956	[b]	649,310
	Preferred Dividend Yield (%)
Preferred Stocks - 1.8%
Germany - 1.8%
Volkswagen AG (cost $5,948,748)	22.36	26,058		3,495,093
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,148)	5.17	14,148	[c]	14,148
Total Investments (cost $179,627,879)		100.1%		192,491,849
Liabilities, Less Cash and Receivables		(.1%)		(101,089)
Net Assets		100.0%		192,390,760

ETF—Exchange-Traded Fund

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Security, or portion thereof, on loan. At June 30, 2023, the value of the fund’s securities on loan was $2,226,505 and the value of the collateral was $5,597,500, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	-	188,333,298	††	-	188,333,298
Equity Securities - Preferred Stocks	-	3,495,093	††	-	3,495,093
Exchange-Traded Funds	649,310	-		-	649,310
Investment Companies	14,148	-		-	14,148

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2023, accumulated net unrealized appreciation on investments was $12,863,970, consisting of $24,715,662 gross unrealized appreciation and $11,851,692 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.